Note 16 - Regulatory Matters (Details) - USD ($)	Dec. 31, 2014	Apr. 28, 2014	Apr. 08, 2014	Apr. 07, 2014
Disclosure Text Block [Abstract]
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval (in Dollars)	$ 2,730,000
Tier One Risk Based Common Equity Capital to Risk Weighted Assets			4.50%
Tier One Risk Based Minimum Ratio Capital to Risk Weighted Assets			6.00%	4.00%
Minimum Capital to Risk Weighted Assets			8.00%
Tier One Leverage Minimum Capital To Risk Weighted Assets		4.00%
Tier One Risk Based Common Equity Capital to Risk Weighted Assets Buffer for Year Two	0.625%
Tier One Risk Based Common Equity Capital to Risk Weighted Assets Buffer for Each Year	0.625%
Tier One Risk Based Common Equity Capital to Risk Weighted AssetsBuffer For Year Five	2.50%